Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of convertible preferred stock shares outstanding	Dec. 31, 2019 shares
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of convertible preferred stock shares outstanding [Line Items]
Shares Issued and Outstanding	14,693,043
Series A [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of convertible preferred stock shares outstanding [Line Items]
Shares Issued and Outstanding	2,683,500
Series A-1 [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of convertible preferred stock shares outstanding [Line Items]
Shares Issued and Outstanding	5,367,001
Series B [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - Schedule of convertible preferred stock shares outstanding [Line Items]
Shares Issued and Outstanding	6,588,542